Other Liabilities (Tables)	12 Months Ended
Dec. 25, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights

	Public	Private
	Warrants	Warrants	Total
Beginning balance as of July, 14 2021	16,666,628	8,000,000	24,666,628
Shares issued for cash exercises	(666)	—	(666)
Shares issued for cashless exercises	(16,199,169)	(8,000,000)	(24,199,169)
Shares redeemed by the Company	(466,793)	—	(466,793)
Ending balance as of December 25, 2021	—	—	—